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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
   SHARES                                                                                 VALUE
 ---------                                                                          ---------------
                 COMMON STOCKS (99.4%)
                 Advertising/Marketing Services (0.3%)
   846,200       Clear Channel Outdoor (Class A)*                                      $17,177,860
                                                                                    --------------

                 Aerospace & Defense (1.0%)
   991,200       Northrop Grumman Corp.                                                 56,865,144
                                                                                    --------------

                 Apparel/Footwear (1.4%)
 1,412,200       V.F. Corp.                                                             80,001,130
                                                                                    --------------

                 Auto Parts: O.E.M. (0.8%)
   612,300       Johnson Controls, Inc.                                                 42,524,235
                                                                                    --------------

                 Beverages: Non-Alcoholic (2.3%)
 2,986,500       Coca-Cola Co. (The)                                                   127,493,685
                                                                                    --------------

                 Biotechnology (1.6%)
   594,000       Genentech, Inc.*                                                       56,798,280
   453,400       Genzyme Corp.*                                                         33,705,756
                                                                                    --------------
                                                                                        90,504,036
                                                                                    --------------
                 Chemicals: Agricultural (1.8%)
 1,412,700       Monsanto Co.                                                          103,508,529
                                                                                    --------------

                 Chemicals: Major Diversified (0.9%)
 1,108,300       Dow Chemical Co. (The)                                                 50,150,575
                                                                                    --------------

                 Computer Communications (1.3%)
 3,281,500       Juniper Networks, Inc.*                                                73,800,935
                                                                                    --------------

                 Computer Processing Hardware (1.8%)
 1,498,600       Apple Computer, Inc.*                                                 101,635,052
                                                                                    --------------

                 Contract Drilling (0.5%)
   483,800       Transocean Inc. (Cayman Islands)*                                      30,885,792
                                                                                    --------------

                 Discount Stores (2.9%)
 3,096,600       Target Corp.                                                          165,699,066
                                                                                    --------------

                 Drugstore Chains (2.1%)
 4,491,500       CVS Corp.                                                             121,360,330
                                                                                    --------------

                 Electric Utilities (2.5%)
 1,400,500       Exelon Corp.                                                           72,882,020
 1,629,000       FPL Group, Inc.                                                        69,053,310
                                                                                    --------------
                                                                                       141,935,330
                                                                                    --------------
                 Financial Conglomerates (4.6%)
 2,647,200       Citigroup, Inc.                                                       128,521,560
 1,247,100       JPMorgan Chase & Co.                                                   47,701,575
   931,300       UBS AG (ADR) (Switzerland)                                             85,605,096
                                                                                    --------------
                                                                                       261,828,231
                                                                                    --------------
                 Financial Publishing/Services (1.0%)
 1,053,700       McGraw-Hill Companies, Inc. (The)                                      55,898,785
                                                                                    --------------

                 Food: Major Diversified (3.8%)
 3,675,200       PepsiCo, Inc.                                                         217,571,840


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
                                                                                    --------------

                 Home Improvement Chains (1.6%)
 2,155,200       Home Depot, Inc. (The)                                                 90,044,256
                                                                                    --------------

                 Hotels/Resorts/Cruiselines (0.2%)
   228,900       Starwood Hotels & Resorts                                              13,848,450
                                                                                    --------------

                 Household/Personal Care (3.3%)
 3,234,200       Procter & Gamble Co. (The)                                            184,963,898
                                                                                    --------------

                 Industrial Conglomerates (10.4%)
 1,971,600       3M Co.                                                                154,731,168
 5,457,300       General Electric Co.                                                  194,934,756
 4,477,800       United Technologies Corp.                                             241,084,752
                                                                                    --------------
                                                                                       590,750,676
                                                                                    --------------
                 Information Technology Services (2.4%)
 1,511,300       International Business Machines Corp.                                 134,354,570
                                                                                    --------------

                 Insurance Brokers/Services (0.3%)
   462,300       Marsh & McLennan Companies, Inc.                                       14,280,447
                                                                                    --------------

                 Integrated Oil (7.2%)
 2,601,400       BP PLC (ADR) (United Kingdom)                                         171,276,176
 4,037,900       Exxon Mobil Corp.                                                     234,319,337
                                                                                    --------------
                                                                                       405,595,513
                                                                                    --------------
                 Internet Retail (0.6%)
   680,400       Amazon.com, Inc.*                                                      32,972,184
                                                                                    --------------

                 Internet Software/Services (3.1%)
   206,300       Google, Inc. (Class A)*                                                83,549,437
 2,271,300       Yahoo!, Inc.*                                                          91,374,399
                                                                                    --------------
                                                                                       174,923,836
                                                                                    --------------
                 Investment Banks/Brokers (3.4%)
   620,700       Goldman Sachs Group Inc. (The)                                         80,045,472
    92,800       Legg Mason, Inc.                                                       11,381,920
 1,519,000       Merrill Lynch & Co., Inc.                                             100,891,980
                                                                                    --------------
                                                                                       192,319,372
                                                                                    --------------
                 Investment Managers (1.3%)
 2,203,800       Mellon Financial Corp.                                                 74,135,832
                                                                                    --------------

                 Life/Health Insurance (1.4%)
 1,514,200       Lincoln National Corp.                                                 78,708,116
                                                                                    --------------

                 Major Banks (5.0%)
 4,474,400       Bank of America Corp.                                                 205,330,216
 1,708,300       KeyCorp                                                                56,647,228
   315,000       Wells Fargo & Co.                                                      19,797,750
                                                                                    --------------
                                                                                       281,775,194
                                                                                    --------------
                 Managed Health Care (3.6%)
 1,760,300       Caremark Rx, Inc.*                                                     90,461,817
 1,903,400       UnitedHealth Group Inc.                                               113,937,524
                                                                                    --------------
                                                                                       204,399,341
                                                                                    --------------
                 Medical Specialties (2.8%)
   158,500       Alcon, Inc. (Switzerland)                                              22,221,700
   802,700       Boston Scientific Corp.*                                               21,255,496
   751,200       Fisher Scientific International, Inc.*                                 48,437,376
 1,238,100       Medtronic, Inc.                                                        68,801,217
                                                                                    --------------
                                                                                       160,715,789
                                                                                    --------------
                 Office Equipment/Supplies (2.6%)
 3,560,100       Pitney Bowes, Inc.                                                    148,313,766
                                                                                    --------------
                 Oil & Gas Production (2.0%)

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
 2,789,733       XTO Energy Inc.                                                       113,514,236
                                                                                    --------------

                 Oilfield Services/Equipment (1.9%)
 1,260,300       Halliburton Co.                                                        80,218,095
   430,100       Weatherford International Ltd. (Bermuda)*                              29,896,251
                                                                                    --------------
                                                                                       110,114,346
                                                                                    --------------
                 Packaged Software (2.5%)
 5,165,600       Microsoft Corp.                                                       143,138,776
                                                                                    --------------

                 Pharmaceuticals: Major (5.1%)
 2,641,700       Bristol-Myers Squibb Co.                                               57,034,303
 1,655,000       Johnson & Johnson                                                     102,196,250
 3,096,700       Wyeth                                                                 128,698,852
                                                                                    --------------
                                                                                       287,929,405
                                                                                    --------------
                 Property - Casualty Insurers (0.3%)
   216,900       XL Capital Ltd. (Class A) (Cayman Islands)                             14,397,822
                                                                                    --------------

                 Savings Banks (0.3%)
   298,500       Golden West Financial Corp.                                            19,339,815
                                                                                    --------------

                 Semiconductors (4.8%)
   559,700       Advanced Micro Devices*                                                14,652,946
 3,699,200       Intel Corp.                                                            98,694,656
 1,217,800       Marvell Technology Group, Ltd. (Bermuda)*                              67,636,612
 2,731,200       Texas Instruments Inc.                                                 88,709,376
                                                                                    --------------
                                                                                       269,693,590
                                                                                    --------------
                 Telecommunication Equipment (1.0%)
 1,241,000       QUALCOMM Inc.                                                          56,428,270
                                                                                    --------------

                 Tobacco (1.7%)
 1,327,100       Altria Group, Inc.                                                     96,599,609
                                                                                    --------------

                 TOTAL COMMON STOCKS
                   (Cost $2,610,235,892)                                             5,632,097,664
                                                                                    --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
                 SHORT-TERM INVESTMENT (0.6%)
                 REPURCHASE AGREEMENT
   $31,250       Joint repurchase agreement account
                 4.005% due 12/01/05 (dated 11/30/05;
                 proceeds $31,253,477) (a)
                  (Cost $31,250,000)                                                    31,250,000
                                                                                    --------------

                 TOTAL INVESTMENTS
                   (Cost $2,641,485,892) (b)                            100.0%       5,663,347,664
                 OTHER ASSETS IN EXCESS OF LIABILITIES                    0.0            1,583,101
                                                                       ------       --------------
                 NET ASSETS                                             100.0%      $5,664,930,765
                                                                       ======       ==============

------------------------------
      ADR   American Depositary Receipt.

      *     Non-income producing security.

      (a)   Collateralized by federal agency and U.S. Treasury obligations.

      (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,030,158,327 and the aggregate gross unrealized depreciation is $8,296,555, resulting in net unrealized appreciation of $3,021,861,772.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

                                       3